Future minimum lease payments under the operating lease (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Future minimum lease payments under the operating lease
Lease Obligation in 2013		$ 138,897
Lease Obligation in 2014	133,515	117,465
Lease Obligation in 2015	143,475	71,325
Lease Obligation in 2016	73,185	73,185
Lease Obligation in 2017	55,935	55,935
Total Lease Obligation	$ 406,110	$ 456,807